Share Capital and Share Premium - Summary of Share Capital and Share Premium (Detail) - GBP (£) shares in Thousands, £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Beginning Balance	£ 4,134	£ 4,323	£ 4,525
Issue of ordinary shares - share option schemes	6	6	7
Ending balance	£ 4,280	£ 4,134	£ 4,323
Beginning Balance	753,258	782,099
Issue of ordinary shares - share option schemes	3,544	1,236
Purchase of own shares		(30,077)
Ending Balance	756,802	753,258	782,099
Share premium [member]
Disclosure of classes of share capital [line items]
Beginning Balance	£ 2,620	£ 2,614	£ 2,607
Issue of ordinary shares - share option schemes	6	6	7
Ending balance	2,626	2,620	2,614
Share capital [member]
Disclosure of classes of share capital [line items]
Beginning Balance	188	195
Issue of ordinary shares - share option schemes	1
Purchase of own shares		(7)
Ending balance	£ 189	£ 188	£ 195